SCHEDULE H, LINE 4(I) - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	62-1829917
Plan number	001
Current Value	$ 629,921,608
Participant loans	7,670,409
Total	$ 637,592,017
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	8.50%
Investment, Identifier [Axis]: Collective Trust Funds | Great Gray | EuroPacific Growth Trust R1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 8,169,653
Investment, Identifier [Axis]: Collective Trust Funds | Great Gray | Mid Cap Growth Fund III R1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,108,666
Investment, Identifier [Axis]: Investments | Pinnacle Financial Partners, Inc. | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	94,746,971
Investment, Identifier [Axis]: Mutual Funds | American Funds | 2010 Target Date Fund R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,567,675
Investment, Identifier [Axis]: Mutual Funds | American Funds | 2015 Target Date Fund R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,507,076
Investment, Identifier [Axis]: Mutual Funds | American Funds | 2020 Target Date Fund R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,813,196
Investment, Identifier [Axis]: Mutual Funds | American Funds | 2025 Target Date Fund R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	31,342,184
Investment, Identifier [Axis]: Mutual Funds | American Funds | 2030 Target Date Fund R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	43,801,105
Investment, Identifier [Axis]: Mutual Funds | American Funds | 2035 Target Date Fund R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	48,344,233
Investment, Identifier [Axis]: Mutual Funds | American Funds | 2040 Target Date Fund R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	51,988,328
Investment, Identifier [Axis]: Mutual Funds | American Funds | 2045 Target Date Fund R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	46,604,761
Investment, Identifier [Axis]: Mutual Funds | American Funds | 2050 Target Date Fund R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	28,483,596
Investment, Identifier [Axis]: Mutual Funds | American Funds | 2055 Target Date Fund R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	13,632,338
Investment, Identifier [Axis]: Mutual Funds | American Funds | 2060 Target Date Fund R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,375,073
Investment, Identifier [Axis]: Mutual Funds | American Funds | 2065 Target Date Fund R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,060,982
Investment, Identifier [Axis]: Mutual Funds | American Funds | 2070 Target Date Fund R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	245,425
Investment, Identifier [Axis]: Mutual Funds | American Funds | American Balanced R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	28,524,811
Investment, Identifier [Axis]: Mutual Funds | American Funds | American Mutual R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,398,667
Investment, Identifier [Axis]: Mutual Funds | American Funds | Bond Fund of America R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	9,050,181
Investment, Identifier [Axis]: Mutual Funds | American Funds | New Perspective R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,323,831
Investment, Identifier [Axis]: Mutual Funds | American Funds | New World Fund R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,706,408
Investment, Identifier [Axis]: Mutual Funds | American Funds | US Gov't Money Market R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	24,925,357
Investment, Identifier [Axis]: Mutual Funds | Cohen & Steers | Real Estate Securities Z
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,203,231
Investment, Identifier [Axis]: Mutual Funds | DFA | Large Cap International I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	10,840,699
Investment, Identifier [Axis]: Mutual Funds | Fidelity | 500 Index
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	26,457,590
Investment, Identifier [Axis]: Mutual Funds | Hartford | Global Impact R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,523,135
Investment, Identifier [Axis]: Mutual Funds | JPMorgan | Large Cap Growth R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	17,319,897
Investment, Identifier [Axis]: Mutual Funds | PIMCO | Int Bond (USD-Hedged) Inst
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,080,495
Investment, Identifier [Axis]: Mutual Funds | Putnam | Small Cap Growth R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,291,016
Investment, Identifier [Axis]: Mutual Funds | T. Rowe Price | U.S. Equity Research I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	18,855,481
Investment, Identifier [Axis]: Mutual Funds | Vanguard | Growth Index- Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	48,409,971
Investment, Identifier [Axis]: Mutual Funds | Vanguard | Small Cap Value Index Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,999,827
Investment, Identifier [Axis]: Mutual Funds | Vanguard | Value Index - Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	11,789,761
Investment, Identifier [Axis]: Mutual Funds | Victory Sycamore | Established Value R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 9,429,988